REVENUE - Summary of Disaggregation Of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 20,974	$ 26,947	$ 66,522	$ 55,221
Commerce-as-a-Service Revenue
Revenue	5,422	4,409	15,729	13,791
Product sales revenue
Revenue	8,645	15,224	29,401	19,739
Marketing revenue
Revenue	3,417	4,319	11,104	13,127
Shipping revenue
Revenue	2,574	1,583	6,688	4,405
Other revenue
Revenue	$ 916	$ 1,412	$ 3,600	$ 4,159
Nogin Inc [Member]
Revenue					$ 101,348	$ 45,517	$ 40,954
Nogin Inc [Member] | Commerce-as-a-Service Revenue
Revenue					19,830	20,227	22,460
Nogin Inc [Member] | Product sales revenue
Revenue					51,346
Nogin Inc [Member] | Marketing revenue
Revenue					19,249	14,142	10,177
Nogin Inc [Member] | Shipping revenue
Revenue					7,030	5,363	3,535
Nogin Inc [Member] | Other revenue
Revenue					$ 3,893	$ 5,785	$ 4,782